Form 13F
			Form 13F Cover Page

Report for the Quarter Ended March 31, 2008

Check Here if Amendment [ ] Amendment Number:
This Amendment (Check only one.) [ ] is a restatement.
				 [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		American Fund Advisors, Inc.
		175 Great Neck Road
		Suite 204
		Great Neck, NY  11021

13F File Number:	801-14138

The Institutional Investment Manager filing this report and the person by whom it is signed represent, that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person signing this Report, on behalf of Reporting Manager:

Name:		Phyllis A. Palumbo
Title:		Vice PResident
Phone:		516-487-0200
Signature, Place and Date of Signing:

	Phyllis A. Palumbo, Great Neck, NY, April 16, 2008


Report Type	(Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:		0

Form 13F Information Table Entry Total:	       23

FOrm 13F Information Table Value Total:	    7,339


Lis of Other Included Managers:




[PAGE]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC.              COM              02209s103      249    11225 SH       Sole                    11225
AT&T INC.                      COM              001957509      429    11200 SH       Sole                    11200
BANK OF AMERICA CORP.          COM              060505104      326     8596 SH       Sole                     8596
BECTON DICKINSON CO.           COM              075877101      215     2500 SH       Sole                     2500
CISCO SYSTEMS, INC.            COM              17275R102      349    14500 SH       Sole                    14500
EXXON MOBIL CORPORATION        COM              302290101      431     5100 SH       Sole                     5100
GENERAL ELECTRIC CO.           COM              369604103      862    23300 SH       Sole                    23300
HALLIBURTON CO.                COM              406216101      440    11200 SH       Sole                    11200
HARTFORD FINANCIAL SVC. GROUP  COM              416151104      227     3000 SH       Sole                     3000
JOHNSON & JOHNSON              COM              478160104      545     8400 SH       Sole                     8400
KRAFT FOODS INC.               COM              50075h101      241     7766 SH       Sole                     7766
LEGAL ACCESS TECHNOLOGIES INC. COM              52464h201        1   200000 SH       Sole                   200000
MICROSOFT CORP.                COM              594918104      228     8050 SH       Sole                     8050
MORGAN (J.P.) CHASE & CO.      COM              46625H100      232     5400 SH       Sole                     5400
PHILIP MORRIS INTL INC.        COM              718172109      568    11225 SH       Sole                    11225
PNC BANK CORP.                 COM              693475105      289     4400 SH       Sole                     4400
PRIMUS TELECOMMUNICATIONS GROU COM              741929103        3    10452 SH       Sole                    10452
ROHM & HAAS CO.                COM              775371107      227     4200 SH       Sole                     4200
STANLEY WORKS                  COM              854616109      236     4950 SH       Sole                     4950
UNITED TECHNOLOGIES CORP.      COM              913017109      502     7300 SH       Sole                     7300
VECTOR GROUP LTD.              COM              92240M108      360    20465 SH       Sole                    20465
WASHINGTON MUTUAL INC.         COM              939322103      127    12370 SH       Sole                    12370
ING PRIME RATE TRUST SER F-7 4 PFD              44977w601      250       10 SH       Sole                       10